Contract Assets (Liabilities) - Schedule of Contract Assets (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Contract Assets [Abstract]
Revenue recognized to date	$ 21,715,095	$ 15,894,521	$ 12,903,448
Less: Progress billings to date	16,763,104	12,269,876	8,090,135
Contract assets	4,951,991	3,624,646	4,813,313
Contract assets – current	4,618,205	3,380,329	4,813,313
Contract assets – non-current	$ 333,786	$ 244,317